Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2014
Credit Facilities [Abstract]
Outstanding balances under financing arrangements
he outstanding balances under these financing arrangements were as follows:

	December 31,
	2014	2013
	(In thousands)
Floorplan notes payable — credit facility and other
New vehicles	$970,075	$970,780
Used vehicles	125,085	127,808
Rental vehicles	42,582	26,442
Floorplan offset	(39,616)	(56,198)
Total floorplan notes payable - credit facility	1,098,126	1,068,832
Other floorplan notes payable	5,504	18,074
Total floorplan notes payable - credit facility and other	$1,103,630	$1,086,906
Floorplan notes payable — manufacturer affiliates
FMCC Facility	$150,183	$190,954
Floorplan offset	(22,500)	—
Total FMCC Facility	127,683	190,954
Foreign and rental vehicles	157,473	155,618
Total	$285,156	$346,572
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